SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Oct. 31, 2021 Integer	Jul. 31, 2021 Integer
Debt Disclosure [Abstract]
Debt interest rate	22.00%	22.00%
Debt conversion percentage	0.60	0.60
Debt trading days	20	20